Accruals and Other Payables	12 Months Ended
Dec. 31, 2024
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

9. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Accruals	—	1,087,478	140,000
Payroll payable	2,185,617	2,366,113	304,609
Interest payable	46,397	—	—
VAT	834,902	2,435,091	313,489
Deposit received	—	814,863	104,904
Others	138,789	589,279	75,863
Total	3,205,705	7,292,824	938,865